Note 13. Restructuring and Impairment Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment	$ (14.6)	$ (11.5)
Restructuring Reserve [Roll Forward]
Year-to-Date Restructuring Charges	(8.3)	(10.8)	(83.5)
Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, End of period	29.7
Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	85.8	204.5	371.3
Year-to-Date Restructuring Charges			(95.5)
Cash Payments	26.8	73.2	74.0
Accrued, End of period	41.9	85.8	204.5
Cumulative Costs Incurred	251.4	266.0	277.5
Total Costs Expected to be Incurred	251.4	266.0	277.5
Restructuring Reserve, Translation Adjustment	(3.6)	2.4	2.7
Restructuring settlement, non cash	1.1	(36.4)
2011 US Plan [Member] [Member] | Severance and Other Employee Benefits [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	21.3	31.7	60.2
Year-to-Date Restructuring Charges	(14.3)	(10.9)	0
Cash Payments	3.6	0.3	27.8
Accrued, End of period	0.7	21.3	31.7
Cumulative Costs Incurred	38.0	52.3	63.2
Total Costs Expected to be Incurred	38.0	52.3	63.2
Restructuring Reserve, Translation Adjustment	(1.8)	0.8	(0.7)
Restructuring settlement, non cash	(0.9)	0
2011 US Plan [Member] [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	40.2	134.5	260.0
Year-to-Date Restructuring Charges	0	0.5	(93.4)
Cash Payments	10.5	60.5	34.3
Accrued, End of period	29.7	40.2	134.5
Cumulative Costs Incurred	165.1	165.1	164.6
Total Costs Expected to be Incurred	165.1	165.1	164.6
Restructuring Reserve, Translation Adjustment	0	0.5	2.2
Restructuring settlement, non cash	0	(34.8)
2011 US Plan [Member] [Member] | Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	24.3	38.3	51.1
Year-to-Date Restructuring Charges	(0.3)	(1.1)	(2.1)
Cash Payments	12.7	12.4	11.9
Accrued, End of period	11.5	24.3	38.3
Cumulative Costs Incurred	48.3	48.6	49.7
Total Costs Expected to be Incurred	48.3	48.6	49.7
Restructuring Reserve, Translation Adjustment	(1.8)	1.1	1.2
Restructuring settlement, non cash	$ 2.0	$ (1.6)